First Trust SMID Capital Strength ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	90 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
The SMID Capital Strength Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]
Nasdaq Riskalyze US Mid Cap(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			9.22%	9.51%	9.48%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	13.72%
Russell 2500(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.00%	8.77%	9.21%
First Trust SMID Capital Strength ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.44%	10.18%	9.69%
Performance Inception Date		Jun. 20, 2017
First Trust SMID Capital Strength ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.89%	9.53%	9.02%
First Trust SMID Capital Strength ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.12%	7.73%	7.46%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[2]	On June 7, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Mid CapTM Index to The SMID Capital Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.